UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES
Investment Company Act file number     811-4204
                                       --------

     PC&J Preservation Fund
     ----------------------
     (Exact name of registrant as specified in charter)

     120 West Third Street, Suite 300, Dayton, Ohio  45402-1819
     ----------------------------------------------------------
     (Address of principal executive offices)          (Zip code)

     PC&J Service Corp., 120 West Third Street, Suite 300, Dayton, OH
     ----------------------------------------------------------------
45402-1819
----------
     (Name and address of agent for service)

Registrant's telephone number, including area code:     937-223-0600
                                                        ------------

Date of fiscal year end:     12-31
                             -----

Date of reporting period:     12-31-2007
                              ----------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information
under the clearance requirements of 44 U.S.C.   3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

                                     Page 1
PC&J PRESERVATION
FUND

Financial Statements and Financial Highlights for the Year Ended December 31, 2007, and Report of
Independent Registered Public Accounting Firm

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
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PC&J  PRESERVATION  FUND
------------------------

ANNUAL  REVIEW

Unaudited



INTRODUCTION

The PC&J Preservation Fund (the "Fund") is a registered investment company under the Investment Company Act of 1940. The enclosed 2007 Annual Report is for your information and is provided to you in compliance with ongoing Securities and Exchange Commission regulations.

MANAGEMENT  REVIEW  AND  ANALYSIS

Investors everywhere, we're sure, learned more than they ever cared to know about subprime mortgages in 2007. Default rates that exceeded mortgage insurers' expectations caused prices of the CDO (collaterized debt oblilgations) pools to plummet. There were investors all over the globe who held positions, measuring in the hundreds of billions of dollars. By the end of the year, financial institutions had written off over $100 billion from the value of their CDO holdings.



AVERAGE ANNUAL TOTAL RETURNS

                               1 Yr.   5 Yrs   10 Yrs

Preservation Fund               5.83%   3.49%    4.57%
Lehman Inter
Gov/Credit                      7.39%   4.06%    5.76%

Treasury Bills (3month)         5.14%   3.03%    3.54%



The meltdown in the value of the CDO investments and uncertainty as to what products institutions held, led to some anxious moments in the credit markets. At times, the bank commercial paper market, the market banks rely upon to balance their lending books, was not functioning. Fortunately, central banks from around the globe stepped in to provide the necessary liquidity to get it working again and, hopefully, keep their economies growing.

Credit spreads widened to reflect an increased aversion to risk. A concurrent flight to quality and cuts in the fed funds rate by the Federal Reserve led to a 100-basis-point (1.0%) decline in the 5-year Treasury yield. Conversely, the yield on a 5-year below-investment-grade B-rated corporate bond rose by over 200 basis points. The year began with a below-average 300-basis-point spread between the two 5-year benchmarks and ended at an above-average 600-basis-point spread. Returns in the high quality fixed income market benefited from the decline in Treasury yields.

The PCJ Preservation Fund, with its heavy exposure to high-quality credit instruments, provided a 5.83% return for 2007. However, the Fund was positioned more for a rising interest rate environment than a declining one. To preserve principal in a rising rate market, the Fund's effective average maturity (average based on expected bond call dates) was lower than the Lehman Intermediate Bond Index.

It also held a number of issues with limited price appreciation-the security would be called if interest rates dropped; therefore, the price could not rise much above par. To compensate the Fund for the price limitation, the securities provided above-average coupon payments and offered some downside price protection from a rising rate environment. The higher coupon payments helped the Fund's return exceed the 5.14% return of 3-month Treasury bills. But, holding issues with price caps caused the return to fall below the 7.39% return of the Lehman Index.

As interest rates declined near the end of the year, a number of the Fund's price-limited securities were called. This has resulted in an above-average cash equivalents position. We believe the above-average spreads in the credit markets, though, should present us with some reasonable opportunities. But, as always, the purchases will be in keeping with our objective to preserve your capital.

                                    PRESERVATION     LEHMAN INTER     TREASURY B
                                          GROWTH           GOV/CR         GROWTH

                                 1997     10,000           10,000         10,000
                                 1998     10,835           10,844         10,478
                                 1999     10,692           10,886         10,964
                                 2000     11,692           11,988         11,602
                                 2001     12,422           13,062         11,997
                                 2002     13,165           14,347         12,190
                                 2003     13,512           14,966         12,313
                                 2004     13,879           15,421         12,482
                                 2005     14,218           15,664         12,865
                                 2006     14,766           16,304         13,463
                                 2007     15,627           17,508         14,155

TOTAL RETURNS AND THE GROWTH OF A $10,000 INVESTMENT ARE BASED ON PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE PERFORMANCE. THE VALUE OF YOUR SHARES WILL FLUCTUATE AND MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST AT THE TIME OF REDEMPTION. THE RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND
SHARES. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END MAY BE OBTAINED BY CALLING 888.223.0600.

PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007



                                           PERCENT
                                            OF NET     PRINCIPAL       MARKET
SECURITY                                    ASSETS       AMOUNT        VALUE
---------------------------------------    --------    ----------    ----------

U.S. AGENCY STEP-UP OBLIGATIONS 1:

Maturity of 1 - 5  years:                      6.4%
 Federal National Mortgage Assn. Note,
   4.000%, due 02-26-10                                $  765,000    $  765,000

Maturity of 5 - 10  years:                     5.8
 Federal Home Loan Banks,
   5.000%, due 07-30-13                                   700,000       700,437

Maturity of 10 - 15 years:                    20.7
 Federal Home Loan Banks,
   5.000%, due 06-04-18                                 2,000,000     2,003,750
 Federal Home Loan Banks,
   4.250%, due 07-16-18                                   500,000       498,594

                                                                      2,502,344


TOTAL U.S. AGENCY STEP-UP OBLIGATIONS
 (Cost $3,959,209)                            32.9                    3,967,781


FOREIGN SOVEREIGN OBLIGATIONS:

Maturity of 5 - 10  years:                     2.8
 Bayerische Landesbank Note 2,
   6.750%, due 10-29-13                                   350,000       341,250


TOTAL FOREIGN SOVEREIGN OBLIGATIONS
 (Cost $350,000)                                                        341,250


U.S. CORPORATE OBLIGATIONS:

Maturity of 5 - 10 years:                      8.2%
 Lehman Bros Holdings Inc.,
   4.800%, due 03-13-14                                   148,000       137,743
 HSBC Finance Corp.,
   6.000%, due 08-15-14                                   275,000       276,020
 Bear Stearns Cos. Inc.,
   5.700%, due 11-15-14                                   162,000       153,624
 Alltel Corp.,
   7.000%, due 03-15-16                                   100,000        78,000
 Goldman Sachs Group Inc.,
   5.625%, due 01-15-17                                   100,000        97,658
 Terex Corp.,
   8.000%, due 11-15-17                                   250,000       253,125

                                                                        996,170



See notes to financial statements.

PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS (Continued)
DECEMBER 31, 2007



                                               PERCENT
                                                OF NET     PRINCIPAL       MARKET
SECURITY                                        ASSETS       AMOUNT        VALUE

U.S. CORPORATE OBLIGATIONS (Cont'd):

Maturity of 10 - 20 years:                        18.3%
 Merrill Lynch Co. Inc.,
   6.500%, due 07-15-18                                    $  230,000    $  232,438
 Int'l Bank Recon. & Dev. Range Note 2,
   7.000%, due 08-13-18                                       850,000       826,625
 Morgan Stanley D W Range Note 2,
   8.000%, due 07-06-21                                       250,000       246,250
 Toyota Motor Credit Corp. Range Note 2,
   8.000%, due 09-21-21                                       350,000       348,250
 General Electric Capital Corp. Step-Up 1,
   4.875%, due 10-28-21                                       200,000       202,820
 Toyota Motor Credit Corp. Curve Accr'l 2,
   8.000%, due 12-21-21                                       125,000       124,375
 Toyota Motor Credit Corp. Curve Accr'l 2,
   8.000%, due 01-18-22                                        50,000        49,750
 Toyota Motor Credit Corp. Curve Accr'l 2,
   8.000%, due 02-01-22                                       175,000       174,125

                                                                          2,204,633


TOTAL U.S. CORPORATE OBLIGATIONS
 (Cost $3,228,854)                                26.5                    3,200,803


TAXABLE MUNICIPAL OBLIGATIONS 4:

Maturity of less than 1 year:                      3.2
 Maricopa County, AZ Indl. Dev. Taxable
   Bonds, 6.000%, due 07-01-08                                175,000       174,113
 Oklahoma City, OK Airport Taxable
   Bonds, 6.950%, due 07-01-08                                 80,000        80,000
 Dayton, OH Taxable Hsng. Improvement
   Bonds, 6.250%, due 11-01-08                                140,000       140,000

                                                                            394,113


Maturity of 1 - 5 years:                           1.2
 Dayton, OH Econ. Dev. Taxable
   Bonds, 6.380%, due 12-01-09                                140,000       142,713


Maturity of 5 - 10 years:                          2.1
 Dayton, OH Taxable Bonds,
   6.500%, due 11-01-13                                       250,000       250,000





See notes to financial statements.

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PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS (Continued)
DECEMBER 31, 2007



                                           PERCENT
                                            OF NET     PRINCIPAL       MARKET
SECURITY                                    ASSETS       AMOUNT        VALUE

Maturity of 10 - 20 years:                     7.8%
 Hazelwood MO ID Authority Rev,
   5.640%, due 02-01-18                                $  150,000    $  147,285
 Maryland Heights MO Tax Incremnt Rev,
   7.000%, due 09-01-18                                   200,000       200,270
 Hudson Cnty NJ Lease Rev,
   7.950%, due 09-01-19                                   300,000       314,748
 Dekalb Cnty GA Dev Auth Rev,
   6.875%, due 03-01-20                                   275,000       279,499

                                                                        941,802


TOTAL TAXABLE MUNICIPAL
 OBLIGATIONS (Cost $1,724,804)                14.3                    1,728,628


TOTAL U.S. AGENCY STEP-UP,
 FOREIGN SOVEREIGN, U.S.
       CORPORATE AND TAXABLE
       MUNICIPAL OBLIGATIONS
 (Cost $9,262,867)                            76.5                    9,238,462


LEASE ASSIGNMENT:                              1.1
 PHS Indian Health Service Lease 2, 5
   7.000%, due 05-01-10                                                 141,802


TOTAL LEASE ASSIGNMENT
 (Cost $145,054)                                                        141,802


PREFERRED STOCK:                                       SHARES
                                                       ----------
 Annaly Cap Mgt Inc. Pfd. A, 7.875%             .6          3,000        72,180


TOTAL PREFERRED STOCK
 (Cost $71,580)                                                          72,180


INVESTMENT COMPANIES:                         22.9
 Highland Floating Rate A                                  29,970       279,321
 Oppenheimer Sr. Floating Rate A                           31,546       282,965
 First American Treasury Obligations                    2,202,001     2,202,001

TOTAL INVESTMENT COMPANIES
 (Cost $2,802,001)                                                    2,764,287




See notes to financial statements.

PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS (Concluded)
DECEMBER 31, 2007



                                 PERCENT
                                  OF NET     PRINCIPAL       MARKET
SECURITY                          ASSETS      AMOUNT         VALUE
-----------------------------    --------    ---------    ------------

TOTAL INVESTMENTS
 (Cost $12,281,502) 3              101.1%                 $12,216,731


LIABILITIES LESS OTHER ASSETS       (1.1)                    (138,478)


NET ASSETS                         100.0%                 $12,078,253











1 Interest rates listed for step-up bonds are the rates as of December 31, 2007. 2 Security valued according to "good faith pricing" guidelines. (See Note A)
3 Represents cost for federal income tax and book purposes and differs from market value by net unrealized appreciation (depreciation). (See Note D)
4 Some municipal obligations have a credit enhancement feature which produces a credit quality comparable to that of a same-rated corporate bond.
5 Security has been deemed illiquid.

See notes to financial statements.

PC&J PRESERVATION FUND
----------------------

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2007




ASSETS:
Investments in securities, at market value
(Cost basis - $12,281,502) (Notes A & D)                             $12,216,731
Receivables - Dividends and Interest                                     143,311
Receivables - Fund shares sold                                             1,179

Total assets                                                          12,361,221

LIABILITIES:
Accrued expenses (Note B)                                               (11,232)
Payables - Securities purchased                                        (271,736)

Total liabilities                                                      (282,968)


NET ASSETS                                                           $12,078,253



SHARES OUTSTANDING (Unlimited authorized shares - no par value):
Beginning of year                                                      1,244,021
Net decrease  (Note C)                                                  (91,384)

End of year                                                            1,152,637





NET ASSET VALUE, offering price and redemption price per share       $     10.48



NET ASSETS CONSIST OF:
Paid in capital                                                      $12,591,339
Net unrealized depreciation on investments                              (64,771)
Undistributed net investment income                                        5,588
Accumulated net realized loss on investments                           (453,903)

Net Assets                                                           $12,078,253




See notes to financial statements.

PC&J PRESERVATION FUND
----------------------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2007




INVESTMENT INCOME (Note A):
 Interest                                                         $626,672
 Dividends                                                          76,578

Total investment income                                            703,250

EXPENSES (Note B):
 Investment advisory fee                                            61,939
 Management fee                                                     74,326

Total expenses                                                     136,265


NET INVESTMENT INCOME                                              566,985


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Note D):
 Net realized loss on investments                                  (17,582)
 Change in unrealized appreciation/depreciation of investments     157,633

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS             140,051


NET INCREASE IN NET ASSETS FROM OPERATIONS                        $707,036




See notes to financial statements.

PC&J PRESERVATION FUND
----------------------

STATEMENTS OF CHANGES IN NET ASSETS




                                                                                    For The Years Ended December 31,
                                                                                              2007              2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income                                                                        $   566,985       $   623,883
 Net realized loss on investments                                                                 (17,582)         (120,473)
 Change in unrealized appreciation/depreciation
      of investments                                                                              157,633           (13,650)

Net increase in net assets from operations                                                        707,036           489,760

DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income                                                                      (566,481)         (633,838)

Net decrease in assets from distributions to shareholders                                        (566,481)         (633,838)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 CAPITAL SHARE TRANSACTIONS (Note C)                                                             (985,102)       (2,377,610)

Total decrease in net assets                                                                     (844,547)       (2,521,688)

NET ASSETS:
 Beginning of year                                                                             12,922,800        15,444,488

 End of year                                                                                  $12,078,253       $12,922,800




UNDISTRIBUTED NET INVESTMENT INCOME                                                           $     5,588       $     5,084





See notes to financial statements.

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PC&J PRESERVATION FUND
----------------------

NOTES TO FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007


A.  SUMMARY  OF  SIGNIFICANT  ACCOUNTING  POLICIES
PC&J Preservation Fund (the "Fund") commenced operations on April 30, 1985, as a no-load, open-end, diversified investment company. It is organized as an Ohio business trust and is registered under the Investment Company Act of 1940. The investment objective of the Fund is the generation of income and the preservation of capital through investment in fixed income obligations. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates or assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
(1) Security Valuations - Fixed income securities are generally valued by using market quotations, or a matrix methodology (including prices furnished by a pricing service) when Parker Carlson & Johnson, Inc. (the "Adviser") believes such prices accurately reflect the fair market value of such securities. The matrix pricing methodology utilizes yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides through the due diligence process that the market quotation does not accurately reflect current value or that prices cannot be readily estimated using the matrix methodology, or when restricted or illiquid securities are being valued, or when unique investment structures have no widely adopted benchmarks, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees. It is incumbent upon the Adviser to consider all appropriate factors relevant to the value of securities for which market quotations are not readily available. No single standard for determining fair value can be established, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for the securities upon their current sale. Methods which are in accordance with this principle may, for example, be based on a multiple of earnings, or a discount from market of a similar, freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers), or yield to maturity with respect to debt issues, or a combination of these and other methods.
(2) Federal Income Taxes - The Fund has elected to be treated as a regulated investment company and intends to continue to comply with the requirements under Subchapter M of the Internal Revenue Code and to distribute all, or substantially all, of its net investment income and net realized gains on security transactions. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. As of December 31, 2007, the Fund has a capital loss carry forward of $453,902, of which $152,270 can be carried forward through 2008, $98,440 through 2011, $35,450 through 2012, $29,688 through 2013, $120,473 through 2014 and $17,581 through
2015. These losses can be used to offset future gains. See Note E for further disclosure regarding adoption of FASB Interpretation 48. The adoption has no material impact on the financial statements; furthermore, management anticipates no impact on future financial statements.
(3) Other - Security transactions are accounted for on the date the securities are purchased or sold, (trade date). All premiums and discounts are amortized or accreted for financial and tax reporting purposes using the effective interest rate method. Realized gains and losses on sales are determined using the specific lot method. Dividends to shareholders from net investment income and net realized capital gains are declared and paid annually. Interest income is accrued daily. Dividend income is recorded on the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are presented as interest income. Net investment losses, if any, for tax purposes are reclassified to paid in capital.

------
PC&J PRESERVATION FUND
----------------------

NOTES TO FINANCIAL STATEMENTS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2007




(4) New Accounting Pronouncements - In September 2006, the FASB released Statement of Financial Accounting Standards No. 157 ("SFAS 157"), Fair Value
Measurements. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The Fund will adopt SFAS 157 effective January 1, 2008. Initial analysis reveals no impact on the financial statements.
The Fund indemnifies the Trustees and officers of the Fund for certain liabilities that might arise from the performance of their duties to the Fund.
B.  INVESTMENT  ADVISORY  AGREEMENT  AND  MANAGEMENT  AGREEMENT
     The Fund has an investment advisory agreement (the "Agreement") with the Adviser, whereby the Fund pays the Adviser a monthly advisory fee, accrued daily, based on an annual rate of 0.5% of the daily net assets of the Fund. Investment advisory fees were $61,939 for the year ended December 31, 2007. The Fund has a management agreement with PC&J Service Corp. ("Service Corp."), which is wholly owned by the shareholders of the Adviser. The Fund pays Service Corp. for the overall management of the Fund's business affairs, exclusive of the services provided by the Adviser, and functions as the Fund's transfer and dividend disbursing agent. Service Corp. pays all expenses of the Fund (with certain exclusions), including trustee fees of $4,000 for the year ended December 31, 2007.
Service Corp. is entitled to a monthly fee, accrued daily, based on an annual rate of 0.6% of the daily net assets of the Fund. Management fees were $74,326 for the year ended December 31, 2007.
Certain officers and trustees of the Fund are officers and directors, or both, of the Adviser and of Service Corp.

C.  C     APITAL  SHARE  TRANSACTIONS



                                       For the Year Ended                For the Year Ended
                                       December 31, 2007                 December 31, 2006
                                   -------------------
                                                                                           >
                                   Shares                 Dollars           Shares       Dollars
                                   -------------------    ------------      ---------    ------------
  Subscriptions                               103,358     $ 1,102,488         85,737     $   912,750
  Reinvestment of distributions                54,105         566,481         61,005         633,838
                                              157,463       1,668,969        146,742       1,546,588
                                   -------------------    ------------      ---------    ------------
  Redemptions                                (248,847)     (2,654,071)      (370,208)     (3,924,198)

  Net decrease                                (91,384)    $  (985,102)      (223,466)    $(2,377,610)

D.  INVESTMENT  TRANSACTIONS
Securities purchased and sold (excluding short-term obligations and long-term U.S. Government securities) for the year ended December 31, 2007, aggregated $3,446,726 and $2,061,860, respectively. Purchases and sales of long-term U.S. Government Securities for the year ended December 31, 2007, aggregated $180,000 and $3,416,070, respectively.

PC&J PRESERVATION FUND
----------------------

NOTES TO FINANCIAL STATEMENTS (Concluded)
FOR THE YEAR ENDED DECEMBER 31, 2007


At December 31, 2007, gross unrealized appreciation on investments was $33,602 and gross unrealized depreciation on investments was $98,373, for a net unrealized depreciation of $64,771 for financial reporting and federal income tax purposes.

E.  FEDERAL  TAX  DISCLOSURE
                      Tax Character of Distributions Paid



For the Year Ended December 31, 2007
-------------------------------------

Ordinary Income                        Capital Gains                          Total Distribution
-------------------------------------  -------------------------------------  -------------------
$                             566,481  $                                   0  $           566,481

For the Year Ended December 31, 2006


Ordinary Income                        Capital Gains   Total Distribution
-------------------------------------  --------------  ------------------
$                             633,838  $            0  $          633,838




Tax Basis of Distributable Earnings
As of December 31, 2007

Undistributed                         Undistributed
 Ordinary                             Accumulated        Unrealized
 Income                               Realized Losses    Depreciation
------------------------------------  -----------------  --------------
$                              5,588  $      ( 453,903)  $     (64,771)
------------------------------------  -----------------

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return, and is effective for the Fund's fiscal year beginning January 1, 2007. Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004-2007) for purposes of implementing FIN 48, and has concluded that as of December 31, 2007, no provision for income tax would be required in the Fund's financial statements.

PC&J PRESERVATION FUND
----------------------

FINANCIAL  HIGHLIGHTS



Selected Data for Each Share of Capital   For The Years Ended December 31,
Stock Outstanding Throughout the Period   2007        2006        2005        2004        2003
                                                   --------    --------    --------    --------

NET ASSET VALUE-BEGINNING OF PERIOD      $10.39      $10.52      $10.74      $10.88      $11.06

Income from investment operations:
   Net investment income                   0.52        0.53        0.49        0.44        0.47
   Net realized and unrealized
     gain (loss) on securities             0.09       (0.12)      (0.23)      (0.14)      (0.18)
TOTAL FROM INVESTMENT OPERATIONS           0.61        0.41        0.26        0.30        0.29

Less distributions:
   From net investment income             (0.52)      (0.54)      (0.48)      (0.44)      (0.47)
TOTAL DISTRIBUTIONS                       (0.52)      (0.54)      (0.48)      (0.44)      (0.47)

NET ASSET VALUE-END OF PERIOD            $10.48      $10.39      $10.52      $10.74      $10.88

TOTAL RETURN                               5.83%       3.86%       2.44%       2.72%       2.63%

RATIOS TO AVERAGE NET ASSETS
   Expenses                                1.10%       1.10%       1.10%       1.02%       1.00%
   Net investment income                   4.58%       4.49%       4.04%       3.83%       4.19%

Portfolio turnover rate                   31.76%       5.99%      16.10%      37.75%      30.80%

Net assets at end of period (000's)      $12,078     $12,923     $15,444     $17,328     $18,081


See  notes  to  financial  statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIR

To the Shareholders and Board of Trustees of PC&J Preservation Fund:

We have audited the accompanying statement of assets and liabilities of PC&J Preservation Fund (the "Fund"), including the schedule of investments, as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PC&J Preservation Fund as of December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Cincinnati, Ohio
February 22, 2008

------

PC&J PRESERVATION FUND
----------------------

ADDITIONAL INFORMATION
FOR THE YEAR ENDED DECEMBER 31, 2007 (Unaudited)


FUND  EXPENSES
As a shareholder of the Fund, you incur ongoing costs, including management fees
================================================================================
and  investment  advisory  fees. This example is intended to help you understand
================================================================================
your  ongoing  costs  (in dollars) of investing in the Fund and to compare these
================================================================================
costs  with  the  ongoing  costs  of  investing  in  other  mutual  funds.
==========================================================================
The example is based on an investment of $1,000 invested at the beginning of the
================================================================================
period  (July  1,  2007)  and  held  for the six months ended December 31, 2007.
================================================================================
                                Actual Expenses
                                ===============
The  first  line  of  the  table below provides information about actual account
================================================================================
values  and  actual expenses. You may use the information in this line, together
================================================================================
with  the  amount  you invested, to estimate the expenses that you paid over the
================================================================================
period.  Simply  divide  your  account  value  by $1,000 (for example, an $8,600
================================================================================
account  value  divided by $1,000 = 8.6), then multiply the result by the number
================================================================================
in  the  first  line under the heading entitled "Expenses Paid During Period" to
================================================================================
estimate  the  expenses  you  paid  on  your  account  during  this  period.
============================================================================
                  Hypothetical Example for Comparison Purposes
                  ============================================
The  second  line  of  the  table  below provides information about hypothetical
================================================================================
account  values  and  hypothetical  expenses  based on the Fund's actual expense
================================================================================
ratio and an assumed rate of return of 5% per year before expenses, which is not
================================================================================
the  Fund's  actual return. The hypothetical account values and expenses may not
================================================================================
be  used  to estimate the actual ending account balance or expenses you paid for
================================================================================
the  period.  You  may  use  this  information  to  compare the ongoing costs of
================================================================================
investing  in  the  Fund and other funds. To do so, compare this 5% hypothetical
================================================================================
example with the 5% hypothetical examples that appear in the shareholder reports
================================================================================
of  the  other  funds.
======================





   Beginning Account     Ending Account
         Value               Value          Expenses Paid
      July 1, 2007     December 31, 2007   During Period*
   ==================  ==================  ===============

Actual
========================
$          1,000.00  $         1,032.49  $          5.64
 ==================  ==================  ==================
Hypothetical (5% return
 before expenses)
 $         1,000.00  $         1,019.66  $          5.60

*  Expenses are equal to the Fund's annualized expense ratio of 1.1%, multiplied
================================================================================
by the
======
 average account value over the period, multiplied by the number of days in the
===============================================================================
most recent
===========
 six-month period, then divided by the number of days in the Fund's fiscal year.
================================================================================

PC&J  PRESERVATION  FUND
------------------------

ADDITIONAL INFORMATION (Concluded)
FOR THE YEAR ENDED DECEMBER 31, 2007 (Unaudited)


PORTFOLIO  CHARACTERISTICS




TYPE OF SECURITY                 % OF NET ASSETS
                                 ----------------
U.S. Agency Step-Up Obligations             32.9%
-------------------------------  ----------------
Foreign Sovereign Obligations                2.8
U.S. Corporate Obligations                  26.5
Taxable Municipal Obligations               14.3
Investment Companies                        22.9
Lease Assignment                             1.1
Preferred Stock                              0.6
Liabilities Less Other Assets               (1.1)
Total                                      100.0%
                                 ----------------

PC&J  PRESERVATION  FUND
------------------------

FUND TRUSTEES DISCLOSURE
(Unaudited)



The responsibility for management of the Fund is vested in its Board of Trustees, which, among other things, is empowered by the Fund's Declaration of Trust to elect officers of the Fund and contract with and provide for the compensation of agents, consultants and other professionals to assist and advise in such management.

The following table provides information regarding each Trustee who is not an "interested person" of the Fund, as defined in the Investment Company Act of 1940.

                                                                          NUMBER OF PORTFOLIOS
                                   POSITION(S) IN         LENGTH OF        IN FUND COMPLEX**
NAME, AGE AND ADDRESS              FUND COMPLEX**        TIME SERVED      OVERSEEN  BY TRUSTEE
------------------------------  --------------------  ------------------  --------------------

Robert S. Neff
300 Old Post Office
120 West Third Street
Dayton, Ohio  45402                          Trustee since
Year of Birth: 1931      Trustee                      2003                     2
-----------------------  --------------------  -----------  --------------------

PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS                 OTHER DIRECTORSHIPS HELD BY TRUSTEE
--------------------------------------------------------  -----------------------------------
Retired from Neff Packaging Solutions Inc. (paper container
manufacturer).  Joined firm in 1959; from June 1980 to
June 2001, Chairman and CEO of Neff Packaging; from June
2001 to May 2005, Consultant to Neff Packaging.           None
--------------------------------------------------------  -----------------------------------

                                                          NUMBER OF PORTFOLIOS
                          POSITION(S) IN      LENGTH OF    IN FUND COMPLEX**
NAME, AGE AND ADDRESS     FUND COMPLEX**     TIME SERVED  OVERSEEN  BY TRUSTEE
---------------------  --------------------  -----------  --------------------

Laura B. Pannier
300 Old Post Office
120 West Third Street
Dayton, Ohio 45402                         Trustee since
Year of Birth: 1954    Trustee                      2003                     2
---------------------  --------------------  -----------  --------------------

PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS           OTHER DIRECTORSHIPS HELD BY TRUSTEE
--------------------------------------------------  -----------------------------------
Not presently employed; from May 1988 to May 1997,
partner with Deloitte & Touche LLP                 None
--------------------------------------------------  -----------------------------------

PC&J PERFORMANCE FUND

FUND TRUSTEES DISCLOSURE (Concluded)
(Unaudited)


The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.




                                                            NUMBER OF PORTFOLIOS
                           POSITION(S) HELD    LENGTH OF     IN FUND COMPLEX**
NAME, AGE AND ADDRESS         WITH FUND       TIME SERVED   OVERSEEN  BY TRUSTEE
-------------------------  ----------------  -------------  --------------------


                                             Treasurer and
Kathleen A. Carlson, CFA*                    Trustee since
300 Old Post Office        Treasurer, Chief  1985; Chief
120 West Third Street      Compliance        Compliance
Dayton, Ohio 45402         Officer and       Officer since
Year of Birth: 1955        Trustee                    2004                     2
-------------------------  ----------------  -------------  --------------------





PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS             OTHER DIRECTORSHIPS HELD BY TRUSTEE
----------------------------------------------------  -----------------------------------

President of Adviser and PC&J Service Corp. since 1998;

 Treasurer and Director since 1982; Chief Compliance
 Officer of Adviser since 2004.                       None
----------------------------------------------------  -----------------------------------





                                                         NUMBER OF PORTFOLIOS
                        POSITION(S) HELD    LENGTH OF     IN FUND COMPLEX**
NAME, AGE AND ADDRESS      WITH FUND       TIME SERVED   OVERSEEN  BY TRUSTEE
----------------------  ----------------  -------------  --------------------

James M. Johnson, CFA*                    Secretary and
300 Old Post Office                       Trustee since
120 West Third Street   President,        1985;
Dayton, Ohio 45402      Secretary and     President
Year of Birth: 1952     Trustee           since 2005                        2
----------------------  ----------------  -------------  --------------------





PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS                  OTHER DIRECTORSHIPS HELD BY TRUSTEE
---------------------------------------------------------  -----------------------------------

Secretary and Director of Adviser and PC&J Service Corp since
1982; Chief Investment Officer of the Adviser since 1982.
                                                           None
---------------------------------------------------------  -----------------------------------


* Ms. Carlson and Mr. Johnson are "interested persons" of the Fund because they are officers of the Fund and officers and shareholders of the Adviser, and own in the aggregate a controlling interest in the Adviser and PC&J Service Corp., the Fund's transfer agent.
**The term "Fund Complex" refers to the PC&J Performance Fund and the PC&J Preservation Fund.

The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request, by calling toll free at (888) 223-0600.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent 12-month period ended June 30 are available without charge: (1) upon request by calling toll free at (888) 223-0600 or (2) from the Fund's documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained
by  calling   1-800-SEC-0330.









ITEM 2. CODE OF ETHICS.


(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.


(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
     (3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
     (5)     Accountability for adherence to the code.


(c) Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.


(d) Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.


(a) The registrant's board of trustees has determined that Laura B. Pannier is an audit committee financial expert. Ms. Pannier is independent for purposes of this Item 3.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.


(a)     AUDIT FEES
        ----------

     FY 2006          $ 15,000
     FY 2007          $ 16,750



(b)     AUDIT-RELATED FEES
        ------------------

                    Registrant                    Parker Carlson & Johnson
                    ----------                    ------------------------

     FY  2006          $ None                         $ None
     FY  2007          $ None                         $ None
     Nature of the fees:     N/A



(c)     TAX FEES
        --------

                    Registrant                    Parker Carlson & Johnson
                    ----------                    ------------------------

     FY  2006          $ 1,838                              $ None
     FY  2007          $ 1,918                              $ None
     Nature of the fees:     Federal and Excise Tax Returns


(d)     ALL OTHER FEES
        --------------

                    Registrant                    Parker Carlson & Johnson
                    ----------                    ------------------------

     FY  2006          $ None                         $ None
     FY  2007          $ None                         $ None



(e)     (1)     AUDIT COMMITTEE'S PRE-APPROVAL POLICIES
                ---------------------------------------

     The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.


(2)     PERCENTAGES OF SERVICES APPROVED BY THE AUDIT COMMITTEE
        -------------------------------------------------------

                         Registrant               Parker Carlson & Johnson
                         ----------               ------------------------

Audit-Related Fees:     None                    None
Tax Fees:               None                    None
All Other Fees:         None                    None

None of the services described in paragraphs (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. All non-audit services were pre-approved by the audit committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X.

(f) During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

                    Registrant                    Parker Carlson & Johnson
                    ----------                    ------------------------

     FY 2006          $ 1,838                         $ None
     FY 2007          $ 1,918                         $ None

(h) Not applicable. The auditor performed no services for the registrant's investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.


ITEM 5. AUDIT COMMITTEE OF LISTED COMPANIES.  Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.  Not applicable - schedule filed with Item 1.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END FUNDS. Not applicable.


ITEM 8. PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.


ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END FUNDS.  Not applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.


ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of December 31, 2007, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PC&J Preservation Fund
----------------------

By
/s/
---
     Kathleen Carlson, Treasurer

Date February 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
/s/
---
     James M. Johnson, President

Date February 25, 2008

By
/s/
---
     Kathleen Carlson, Treasurer

Date February 25, 2008